Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 15. Subsequent events
Closing of PIPE Transaction
On April 8, 2025, The Company completed its previously-reported private investment in public equity transaction (the “PIPE”) pursuant to which FF6-SSYS, Limited Partnership (“FF6-SSYS”), an affiliate of Fortissimo Capital, an Israeli private equity fund (together with its affiliates, collectively, “Fortissimo”) invested $120 million in Stratasys and acquired 11,650,485 newly-issued ordinary shares of the Company at a price of $10.30 per share.